ORGANIZATION AND BUSINESS (Details Narrative)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Vitaxel Sdn Bhd [Member]
State of incorporation	Malaysia	Malaysia
State of incorporation	Aug. 10, 2012	Aug. 10, 2012
Vitaxel Online Mall S D N B H D [Member]
State of incorporation	Malaysia	Malaysia
State of incorporation	Sep. 22, 2015	Sep. 22, 2015